Fees and Expenses	Oct. 01, 2025
NYLI MacKay Core Plus Bond ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	1.The NYLI MacKay Core Plus Bond ETF’s “Annual Fund Operating Expenses” table in the Prospectus is deleted and replaced with the following:
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fee	0.35%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.46%
Expense Waiver/Reimbursement(a)(b)(c)	0.16%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.30%

(a)	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
(b)	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.35% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
(c)	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.30% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.

Expense Example [Heading]	2.The NYLI MacKay Core Plus Bond ETF’s “Example” table in the Prospectus is deleted and replaced with the following:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$31	$108	$192	$439

NYLI MacKay Securitized Income ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	1.The NYLI MacKay Securitized Income ETF’s “Annual Fund Operating Expenses” table in the Prospectus is deleted and replaced with the following:
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.53%
Expense Waiver/Reimbursement(a)(b)(c)	0.25%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.28%

(a)	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
(b)	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.40% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
(c)	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.28% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.

Expense Example [Heading]	2.The NYLI MacKay Securitized Income ETF’s “Example” table in the Prospectus is deleted and replaced with the following:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$30	$117	$213	$495

NYLI Winslow Large Cap Growth ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	1.The NYLI Winslow Large Cap Growth ETF’s “Annual Fund Operating Expenses” table in the Prospectus is deleted and replaced with the following:
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fee(a)	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.85%
Expense Waiver/Reimbursement(b)(c)(d)	0.35%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.50%

(a)

The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.

(b)	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
(c)	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.60% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
(d)	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.50% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.

Expense Example [Heading]	2.The NYLI Winslow Large Cap Growth ETF’s “Example” table in the Prospectus is deleted and replaced with the following:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$52	$183	$326	$741

NYLI Winslow Focused Large Cap Growth ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	1.The NYLI Winslow Focused Large Cap Growth ETF’s “Annual Fund Operating Expenses” table in the Prospectus is deleted and replaced with the following:
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Management Fee(a)	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.45%
Total Annual Fund Operating Expenses	1.20%
Expense Waiver/Reimbursement(b)(c)(d)	0.74%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.46%

(a)

The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.

(b)	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
(c)	New York Life Investment Management LLC (“New York Life Investments” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.65% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
(d)	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.46% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2026.

Expense Example [Heading]	2.The NYLI Winslow Focused Large Cap Growth ETF’s “Example” table in the Prospectus is deleted and replaced with the following:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$49	$191	$345	$794